Mineral Stream Interests - Additional Information (Detail) oz in Millions, lb in Millions			6 Months Ended
	Jun. 11, 2018 USD ($) lb	May 10, 2018 USD ($) shares	Jun. 30, 2018 USD ($) Gold_Ounce	Aug. 06, 2010 oz	Oct. 15, 2004
Disclosure Of Mineral Stream Interests [line items]
Percentage of outstanding shares owned			11.00%
Upfront cash consideration paid			$ 25,250,000
First Majestic [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of outstanding shares owned			11.00%
First Majestic [member] | Restructuring of san dimas precious metal purchase agreement [member]
Disclosure Of Mineral Stream Interests [line items]
Number of common shares received | shares		20,914,590
Fair value of shares received		$ 151,000,000
San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Cash consideration received upon disposal of mineral stream interest			$ 220,000,000
San Dimas [member] | First Majestic [member]
Disclosure Of Mineral Stream Interests [line items]
Fair value of shares received			151,000,000
Goldcorp Inc. [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Cash consideration received upon terminating silver delivery guarantee			$ 10,000,000
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased			25.00%
Percentage of silver production to be converted to gold and purchased			25.00%
Gold to silver exchange ratio			70
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid			$ 220,000,000
Silver interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Cash consideration received upon disposal of mineral stream interest		220,000,000
Gain on disposal of silver streaming interest		246,000,000
Silver interests [member] | Goldcorp Inc. [member] | San Dimas [member] | Restructuring of san dimas precious metal purchase agreement [member]
Disclosure Of Mineral Stream Interests [line items]
Cash consideration received upon terminating silver delivery guarantee		$ 10,000,000
Silver [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased			0.00%
Silver [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased				100.00%	100.00%
Number of silver ounces to be delivered before sharing mechanism applies | oz				6
Attributable Payable Production to be Purchased there after				50.00%
Gold [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased			50.00%
Per Ounce Cash Payment			600
Gold [member] | San Dimas [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased			25.00%
Percentage of silver production to be converted to gold and purchased			25.00%
Gold to silver exchange ratio			70
Per Ounce Cash Payment | Gold_Ounce			600
Cobalt [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased			0.00%
Cobalt [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased	42.40%
Upfront cash consideration paid	$ 390,000,000
Cobalt pounds to be delivered before entitlement step down takes effect | lb	31
Percentage of metal production at the mine which WPM is entitled to after step down	21.20%
Per pound cash payment as a percentage of the spot price of metal delivered	18.00%
Balance of upfront cash deposit required for price change to take place	$ 0
Percentage of spot price of metal thereafter	22.00%
Fixed payable rate	93.30%